SCHEDULE OF INVESTMENTS

Delaware Ivy Mid Cap Growth Fund (in thousands)	JUNE 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value

Communication Services

Interactive Home Entertainment – 2.2%
Electronic Arts, Inc.	1,271	$182,869

Interactive Media & Services – 2.7%
Pinterest, Inc., Class A(A)	1,109	87,522
Twitter, Inc.(A)	1,887	129,873
		217,395

Total Communication Services - 4.9%		400,264

Consumer Discretionary

Apparel, Accessories & Luxury Goods – 2.4%
Canada Goose Holdings, Inc.(A)(B)	2,141	93,641
lululemon athletica, Inc.(A)	263	95,932
		189,573

Auto Parts & Equipment – 1.8%
BorgWarner, Inc.	3,046	147,869

General Merchandise Stores – 1.3%
Dollar Tree, Inc.(A)	1,037	103,204

Leisure Facilities – 1.1%
Vail Resorts, Inc.	281	88,974

Restaurants – 3.3%
Chipotle Mexican Grill, Inc., Class A(A)	174	269,370

Specialty Stores – 3.3%
National Vision Holdings, Inc.(A)	1,901	97,179
Ulta Beauty, Inc.(A)	484	167,299
		264,478

Total Consumer Discretionary - 13.2%		1,063,468

Consumer Staples

Packaged Foods & Meats – 1.3%
Hershey Foods Corp.	587	102,317

Total Consumer Staples - 1.3%		102,317

Financials

Financial Exchanges & Data – 2.6%
MarketAxess Holdings, Inc.	458	212,233

Regional Banks – 3.7%
First Republic Bank	823	153,983
SVB Financial Group(A)	254	141,077
		295,060

Total Financials - 6.3%		507,293

Health Care

Biotechnology – 4.1%
Genmab A.S. ADR(A)	2,742	111,953
Horizon Therapeutics plc(A)	1,085	101,557
Seattle Genetics, Inc.(A)	766	120,932
		334,442

Health Care Equipment – 11.1%
Abiomed, Inc.(A)	366	114,079
DexCom, Inc.(A)	552	235,909
Edwards Lifesciences Corp.(A)	1,152	119,319
Envista Holdings Corp.(A)	2,467	106,595
Glaukos Corp.(A)	851	72,217
Intuitive Surgical, Inc.(A)	132	121,614
Masimo Corp.(A)	357	86,637

Zimmer Holdings, Inc.	248	39,961
		896,331

Health Care Technology – 2.1%
Cerner Corp.	2,155	168,473

Life Sciences Tools & Services – 4.2%
10x Genomics, Inc., Class A(A)	377	73,896
Agilent Technologies, Inc.	678	100,194
Repligen Corp.(A)	270	53,986
TECHNE Corp.	247	111,117
		339,193

Total Health Care - 21.5%		1,738,439

Industrials

Aerospace & Defense – 0.5%
CAE, Inc.(A)	1,286	39,620

Building Products – 4.6%
A. O. Smith Corp.	1,947	140,267
Trane Technologies plc	438	80,603
Trex Co., Inc.(A)	1,461	149,375
		370,245

Industrial Machinery – 3.3%
IDEX Corp.	532	116,993
Middleby Corp.(A)	877	151,891
		268,884

Research & Consulting Services – 4.9%
CoStar Group, Inc.(A)	2,889	239,302
TransUnion	1,447	158,925
		398,227

Trading Companies & Distributors – 1.9%
Fastenal Co.	2,878	149,669

Total Industrials - 15.2%		1,226,645

Information Technology

Application Software – 11.5%
DocuSign, Inc.(A)	912	255,086
Five9, Inc.(A)	817	149,833
Guidewire Software, Inc.(A)	1,078	121,541
Paycom Software, Inc.(A)	360	130,953
Q2 Holdings, Inc.(A)	378	38,789
Tyler Technologies, Inc.(A)	286	129,334
Zendesk, Inc.(A)	704	101,619
		927,155

Communications Equipment – 2.3%
Arista Networks, Inc.(A)	500	181,016

Electronic Components – 2.0%
II-VI, Inc.(A)	2,250	163,363

Electronic Equipment & Instruments – 4.0%
Keysight Technologies, Inc.(A)	1,041	160,788
Novanta, Inc.(A)	396	53,419
Trimble Navigation Ltd.(A)	1,349	110,412
		324,619

Semiconductor Equipment – 3.5%
Brooks Automation, Inc.	946	90,130
Teradyne, Inc.	1,455	194,930
		285,060

Semiconductors – 8.0%
Marvell Technology Group Ltd.(A)	2,621	152,891
Microchip Technology, Inc.	1,035	154,939
Monolithic Power Systems, Inc.	544	203,150
SkyWater Technology, Inc.(A)	691	19,807

Universal Display Corp.	502	111,518
		642,305

Systems Software – 1.9%
CrowdStrike Holdings, Inc., Class A(A)	598	150,401

Total Information Technology - 33.2%		2,673,919

Materials

Fertilizers & Agricultural Chemicals – 1.1%
Scotts Miracle-Gro Co. (The)	457	87,692

Specialty Chemicals – 1.3%
RPM International, Inc.	1,179	104,566

Total Materials - 2.4%		192,258

TOTAL COMMON STOCKS – 98.0%		$7,904,603
(Cost: $4,001,486)

SHORT-TERM SECURITIES

Money Market Funds(D) - 1.9%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.010%(C)	134	133
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030	151,051	151,051
		151,184

TOTAL SHORT-TERM SECURITIES – 1.9%		$151,184
(Cost: $151,184)

TOTAL INVESTMENT SECURITIES – 99.9%		$8,055,787
(Cost: $4,152,670)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		4,193

NET ASSETS – 100.0%		$8,059,980

Notes to Schedule of Investments

(A) No dividends were paid during the preceding 12 months.

(B) All or a portion of securities with an aggregate value of $131 are on loan.

(C) Investment made with cash collateral received from securities on loan.

(D) Rate shown is the annualized 7-day yield at June 30, 2021.

The following written options were outstanding at June 30, 2021 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
Glaukos Corp.	N/A	Call	811	81	July 2021	$90.00	$72	$(57)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$7,904,603	$ —	$ —
Short-Term Securities	151,184	—	—
Total	$8,055,787	$ —	$ —

Liabilities
Written Options	$—	$ 57	$ —

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at June 30, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$4,152,670

Gross unrealized appreciation	3,903,117

Gross unrealized depreciation	—

Net unrealized appreciation	$3,903,117